PREPAID EXPENSE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSE

NOTE 4 – PREPAID EXPENSE

As of March 31, 2023 and December 31, 2022, the balances in prepaid expenses was $261,100 and $130,000.

Schedule of prepaid expense
	March 31, 2023	December 31, 2022
Matchbox Twenty agreement	$100,000	$100,000
Deposit with joint venture partner	161,100	30,000
Total prepaid expenses	$261,100	$130,000

$100,000 of the prepaid expense in both periods relates to a January 9, 2020 agreement entered into by the Company with recording and performance artist, Matchbox Twenty “MT Agreement”), to record its 2020 tour and sell limited edition double CD sets, download cards, and digital downloads. As part of the deal, the Company agreed to pay an advance of $100,000 against sales to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4, 2020. This tour which has been delayed due to Covid-19 is expected to commence in May 2023.

NOTE 4 – PREPAID EXPENSE

As of December 31, 2022 and December 31, 2021, the balances in prepaid expenses was $130,000 and $464,336.

	December 31, 2022	December 31, 2021
Matchbox Twenty agreement	$100,000	$100,000
Deposit with joint venture partner	30,000	-
Pre-acquisition expenses paid at Stage It	-	364,336
Total prepaid expenses	$130,000	$464,336

$100,000 of the prepaid expense in both periods relates to a January 9, 2020 agreement entered into by the Company with recording and performance artist, Matchbox Twenty “MT Agreement”), to record its 2020 tour and sell limited edition double CD sets, download cards, and digital downloads. As part of the deal, the Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4, 2020. This tour which has been delayed due to Covid-19 is expected to commence in May, 2023.